GOF SA-2

                        SUPPLEMENT DATED JANUARY 1, 2003
         TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION
                           OF EACH OF THE LISTED FUNDS

                          FRANKLIN CAPITAL GROWTH FUND

                         FRANKLIN CUSTODIAN FUNDS, INC.
                                 DynaTech Series
                                  Growth Series
                                  Income Series
                                Utilities Series
                        U.S. Government Securities Series

                          FRANKLIN FLOATING RATE TRUST

                              FRANKLIN GLOBAL TRUST
                     Franklin Global Aggressive Growth Fund
                           Franklin Global Growth Fund

                     FRANKLIN GOLD AND PRECIOUS METALS FUND

                           FRANKLIN HIGH INCOME TRUST
                         Franklin's AGE High Income Fund

                      FRANKLIN INVESTORS SECURITIES TRUST
              Franklin Adjustable U.S. Government Securities Fund
                      Franklin Convertible Securities Fund
                           Franklin Equity Income Fund
                   Franklin Floating Rate Daily Access Fund
          Franklin Short-Intermediate U.S. Government Securities Fund
                           Franklin Total Return Fund

                             FRANKLIN MANAGED TRUST
                         Franklin Rising Dividends Fund

                        FRANKLIN MUTUAL SERIES FUND INC.
                               Mutual Beacon Fund
                              Mutual Discovery Fund
                              Mutual European Fund
                         Mutual Financial Services Fund
                              Mutual Qualified Fund
                               Mutual Shares Fund

                      FRANKLIN REAL ESTATE SECURITIES TRUST
                      Franklin Real Estate Securities Fund

                      FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

                            FRANKLIN STRATEGIC SERIES
                         Franklin Aggressive Growth Fund
                      Franklin Biotechnology Discovery Fund
                             Franklin Blue Chip Fund
                          Franklin Flex Cap Growth Fund
                       Franklin Global Communications Fund
                        Franklin Global Health Care Fund
                         Franklin Large Cap Growth Fund
                         Franklin Natural Resources Fund
                       Franklin Small-Mid Cap Growth Fund
                        Franklin Small Cap Growth Fund II
                         Franklin Strategic Income Fund
                            Franklin Technology Fund
                          Franklin U.S. Long-Short Fund

                   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                  Franklin Templeton Conservative Target Fund
                    Franklin Templeton Moderate Target Fund
                      Franklin Templeton Growth Target Fund

                         FRANKLIN TEMPLETON GLOBAL TRUST
                      Franklin Templeton Hard Currency Fund

                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
                   Templeton Foreign Smaller Companies Fund
                        Templeton Global Long-Short Fund
                          Templeton Pacific Growth Fund

                         FRANKLIN VALUE INVESTORS TRUST
                     Franklin Balance Sheet Investment Fund
                          Franklin Large Cap Value Fund
                          Franklin MicroCap Value Fund
                          Franklin Small Cap Value Fund

                       TEMPLETON DEVELOPING MARKETS TRUST

                        TEMPLETON GLOBAL INVESTMENT TRUST
                      Templeton International (Ex EM) Fund
                          Templeton Latin America Fund

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST

The statement of additional information is amended as follows:

I. BUYING AND SELLING SHARES - WAIVERS FOR CERTAIN INVESTORS

FOR ALL FUNDS

Add the following as a bullet point under "Waivers for certain investors" under "Buying and Selling Shares"

 o Any trust or plan established as part of a qualified tuition program under
   Section 529 of the Internal Revenue Code of 1986, as amended

II. BUYING AND SELLING SHARES - RETIREMENT PLANS

FOR ALL FUNDS

"Retirement Plans" under "Buying and Selling Shares" is replaced with the following:

 RETIREMENT PLANS. Effective January 1, 2003, (i) individual retirement accounts with investments of $1 million or more, (ii) Employer Sponsored Retirement Plans that are DCS Plans, with assets of $10 million or more, (iii) Employer Sponsored Retirement Plans that are not DCS Plans with assets of $1 million or more, (iv) DCS Plans with assets of less than $10 million if Class R shares are not offered on a particular fund, and (v) investors who open a Franklin Templeton IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds (except C shares) other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO or a rollover of assets from a same employer sponsored Franklin Templeton money purchase pension plan in existence prior to January 1, 2003, to a new or existing Franklin Templeton profit sharing plan, are eligible to purchase Class A shares without an initial sales charge.

 A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section
 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

 An "Employer Sponsored Retirement Plan" is a Qualified Retirement Plan, ERISA covered 403(b) and certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Retirement Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs.

 A "DCS Plan" is an Employer Sponsored Retirement Plan that (i) has contracted for current participant level record keeping with the Defined Contribution Services (DCS) division of Franklin Templeton Investor Services; or (ii) is receiving current DCS services by contracting with the entity identified in DCS promotional material for participant level record keeping related to those DCS services.

 Retirement plans that are not Qualified Retirement Plans, SIMPLEs (savings incentive match plans for employees) or SEPs (employer sponsored simplified employee pension plans established under section 408(k) of the Internal Revenue
 Code) must meet the group purchase requirements described above to be able to buy Class A shares without an initial sales charge. We may enter into a special arrangement with a securities dealer, based on criteria established by the Fund, to add together certain small Qualified Retirement Plan accounts for the purpose of meeting these requirements.

FOR TEMPLETON DEVELOPING MARKETS TRUST AND TEMPLETON GLOBAL OPPORTUNITIES TRUST

Add the following paragraph to the above section "Buying and Selling Shares - Retirement plans":

 Any retirement plan that does not meet the requirements to buy Class A shares without an initial sales charge and that was a shareholder of the Fund on or before February 1, 1995, may buy shares of the Fund subject to a maximum initial sales charge of 4% of the offering price, 3.2% of which will be retained by securities dealers.

III. BUYING AND SELLING SHARES - DEALER COMPENSATION

FOR ALL FUNDS

The third and fourth paragraphs under "Buying and Selling Shares - Dealer compensation " are replaced with the following:

 Distributors or one of its affiliates may pay up to 1% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares without an initial sales charge by DCS Plans and retirement plans for which a Distributors' affiliate serves as trustee or custodian. These payments may be made in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 18 months of the calendar month of purchase. Other conditions may apply. Other terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.

 In addition to the payments above, Distributors and/or its affiliates may provide financial support to securities dealers that sell shares of Franklin Templeton funds. This support is based primarily on the amount of sales of fund shares and/or total assets with Franklin Templeton funds. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in Franklin Templeton funds; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to Franklin Templeton Investments. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

IV. BUYING AND SELLING SHARES - CONTINGENT DEFERRED SALES CHARGE (CDSC)

FOR ALL FUNDS THAT OFFER CLASS A AND/OR CLASS C AND/OR CLASS R SHARES

 "Contingent Deferred Sales Charge" under "Buying and Selling Shares" is replaced with the following:

 CONTINGENT DEFERRED SALES CHARGE (CDSC) If you invest $1 million or more in Class A, Class C or Class R shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 18 months of purchase. For purchases of Class A shares made prior to February 1, 2002, a CDSC may apply to shares redeemed within 12 months of purchase. Except for Employer Sponsored Retirement Plans that (i) are DCS Plans; (ii) have contracted with a Distributors' affiliate for plan trustee services; or (iii) first purchased fund shares after January 1, 2003, there is a CDSC applied at the plan level based on the plan's initial investment for R shares sold within 18 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less. A CDSC will not apply to Class A purchased by an Employer Sponsored Retirement Plan that is not a DCS Plan and has not contracted with a Distributors' affiliate for plan trustee services.

V. BUYING AND SELLING SHARES - CDSC WAIVERS

FOR ALL FUNDS

"CDSC waivers" under "Buying and Selling Shares" is replaced with the following:

 CDSC WAIVERS. The CDSC for any share class generally will be waived for:

 o Account fees

 o Sales of Class A shares purchased without an initial sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or (ii) the securities dealer of record received a payment from Distributors of 0.25% or less, or (iii) the securities dealer of record has entered into a supplemental agreement with Distributors

 o Redemptions of shares by investors if the securities dealer of record at the time of purchase waived its commission in connection with the purchase or if Distributors did not pay a prepaid commission

 o Redemptions by the Fund when an account falls below the minimum required account size

 o Redemptions following the death of the shareholder or beneficial owner

 o Redemptions through a systematic withdrawal plan set up before February 1,
   1995

 o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's net asset value depending on the frequency of your plan

 o Redemptions by a DCS Plan or an Employer Sponsored Retirement
   Plan that has contracted with a Distributors' affiliate for plan trustee services (not applicable to Class B)

 o Distributions from individual retirement accounts (IRAs) due to death or disability or upon periodic distributions based on life expectancy (for Class B, this applies to all retirement plan accounts, not only IRAs)

 o Returns of excess contributions (and earnings, if applicable) from retirement plan accounts

 o Participant initiated distributions from an Employer Sponsored
   Retirement Plan or participant initiated exchanges among investment choices offered by an Employer Sponsored Retirement Plan (not applicable to Class B)

 o Any trust or plan established as part of a qualified tuition program under
   Section 529 of the Internal Revenue Code, as amended

               Please keep this supplement for future reference